Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Summary of trade receivables

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Outside parties	88,808	92,561

Summary of risk profile of trade receivables from contracts with customers
The following table details the risk profile of trade receivables from contracts with customers based on the Group’s provision matrix. As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.

	Trade receivables – days past due
	Current	1 – 30 days	31 – 60 days	61 – 90 days	> 90 days	Total
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2022
Estimated total gross carrying amount at default:
Outside parties	55,716	32,007	811	370	8	88,912
Expected credit loss	—	—	—	(96)	(8)	(104)

	55,716	32,007	811	274	—	88,808

	Trade receivables – days past due
	Current	1 – 30 days	31 – 60 days	61 – 90 days	> 90 days	Total
	S$’000	S$’000	S$’000	S$’000	S$’000	S$’000
December 31, 2021
Estimated total gross carrying amount at default:
Outside parties	78,735	10,556	3,259	10	1	92,561
Expected credit loss	—	—	—	—	—	—

	78,735	10,556	3,259	10	1	92,561